NATURE OF BUSINESS AND GOING CONCERN (Details 1) - USD ($)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Assets
Cash	$ 6,426	$ 8,466	$ 46,302	$ 351,060
Prepayment and other assets	1,324	18,343
Property and equipment, net	114	4,877
TOTAL ASSETS	22,449	31,950
Liabilities
Accrued liabilities and other payable	187,920	298,700
Due to related parties	61,776	1,154,424
TOTAL LIABILITIES	271,796	4,066,079
Variable Interest Entities (VIE) [Member]
Assets
Cash	366	1,619
Prepayment and other assets	15,909	18,366
Property and equipment, net	114	4,877
TOTAL ASSETS	16,389	24,862
Liabilities
Accrued liabilities and other payable	359,289	84,418
Due to VIE holding companies	18,774	18,224
Due to related parties	2,231,345	2,758,988
TOTAL LIABILITIES	$ 2,609,408	$ 2,861,630